OTHER OPERATING INCOME	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME	NOTE 22 — OTHER OPERATING INCOME For the six months ended June 30, 2023 and 2022, other operating income consists of:
	Six months Ended June 30,
	2023	2022
Other income	$1,213	$166,001
	$1,213	$166,001

NOTE 24 — OTHER OPERATING INCOME

For the years ended December 31, 2022 and 2021, other operating income consists of:

	Years Ended December 31,
	2022	2021
Other income	$144,396	$—
Subsidy from government	—	490,300
	$144,396	$490,300